Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 15, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 15, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012

International Emerging Markets Account (Prospectus Summary): | International Emerging Markets Account
INTERNATIONAL EMERGING MARKETS ACCOUNT

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Under the Principal Investment Strategies heading, delete the paragraph that begins “Here, "emerging market country" means any country which is considered” and substitute:

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Account will invest in equity securities of small, medium, and large capitalization companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
International Emerging Markets Account (Prospectus Summary): | International Emerging Markets Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS ACCOUNT
Supplement Text	ck0000012601_SupplementTextBlock

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the paragraph that begins “Here, "emerging market country" means any country which is considered” and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Account will invest in equity securities of small, medium, and large capitalization companies.

Bond & Mortgage Securities Account (Prospectus Summary): | Bond & Mortgage Securities Account
BOND & MORTGAGE SECURITIES ACCOUNT

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:

The Account may utilize derivative strategies for hedging or managing fixed income exposure. Specifically,

the Account may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure

(including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner,

exposures to certain sectors or individual issuers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Bond & Mortgage Securities Account (Prospectus Summary): | Bond & Mortgage Securities Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES ACCOUNT
Supplement Text	ck0000012601_SupplementTextBlock

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Account may utilize derivative strategies for hedging or managing fixed income exposure. Specifically,

the Account may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure

(including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner,

exposures to certain sectors or individual issuers.

Short-Term Income Account (Prospectus Summary): | Short-Term Income Account
SHORT-TERM INCOME ACCOUNT

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:

The Account's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Add the following to the list of Principal Risks :
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Short-Term Income Account (Prospectus Summary): | Short-Term Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME ACCOUNT
Supplement Text	ck0000012601_SupplementTextBlock

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Account's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock	Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.